Business Acquisitions (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2022	Jul. 22, 2022	Apr. 19, 2022	Oct. 28, 2021	Oct. 18, 2021	Apr. 19, 2021	Jan. 27, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Mar. 31, 2022	Feb. 09, 2022	Apr. 27, 2021
Business Acquisition [Line Items]
Legal fees												$ 0		$ 636,673
Revenues								$ 3,483,932	$ 5,490,714	$ 10,819,213	$ 14,620,565	19,094,425		9,760,952
Operating loss from measure								(5,990,113)	(5,147,330)	(15,023,060)	(18,017,851)	(64,276,837)	[1]	(30,292,772)	[2]
Value of shares issued											3,000,000	3,000,000
Value of shares issued										3,817,400	4,583,341	4,583,341		37,182,646
Business acquisition payment obligation								$ (1,523,867)	$ 6,486,899	$ (1,523,867)	$ 6,486,899	$ 6,463,101
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of restricted Common Stock, shares								387,456	12,917	387,456	314,941	482,191
Sale of Common Stock, net of issuance costs, shares										16,720,000	4,251,151	4,251,151		6,763,091
Aggeragate shares issued											1,927,407	1,927,407
Value of shares issued											$ 1,927	$ 1,927
Value of shares issued										$ 16,720	$ 4,251	4,251		$ 6,763
Measure Purchase Agreement [Member] | Measure Global Inc [Member]
Business Acquisition [Line Items]
Value of shares issued						$ 5,625,000
Settlement Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Aggeragate shares issued	997,338
Liabilities Related To Business Acquisition Agreements [Member]
Business Acquisition [Line Items]
Business acquisition payment obligation												$ 6,463,101
Mica Sense Inc [Member]
Business Acquisition [Line Items]
Revenues														6,793,727
Operating loss from measure														1,266,599
cash paid							$ 885,273
Mica Sense Inc [Member] | Micasense Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquired percentage							100.00%
Aggregate purchase price							$ 23,000,000
Aggregate value							$ 3,000,000
Indemnification claims																		$ 4,750,000
Business combination assets first installment																$ 2,375,000
Mica Sense Inc [Member] | Micasense Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Issuance of restricted Common Stock, shares							540,541
Mica Sense Inc [Member] | Micasense Wavier Agreement [Member]
Business Acquisition [Line Items]
Business acquisition payment obligation		the Company, the MicaSense Buyer and Parrot entered into a Waiver Agreement (the “MicaSense Waiver Agreement”) pursuant to which (i) Parrot agreed to waive the obligation of the Company and the MicaSense Buyer to pay Parrot $2,351,202, or the portion of the holdback amount due on March 31, 2023 (the “MicaSense Remaining Holdback Payment”), and (ii) upon the Company’s payment to Parrot of $1,175,601 (the “MicaSense Final Purchase Price Payment,” representing 50% of the MicaSense Remaining Holdback Payment), the Company and MicaSense Buyer will be released from any further obligation or liability for payment of any holdback amount under the MicaSense Purchase Agreement. On July 29, 2022, the Company made the MicaSense Final Purchase Price Payment to Parrot in full satisfaction of its payment obligations under the MicaSense Purchase Agreement, except for $23,798 owed to Justin McCallister.
Measure Global Inc [Member]
Business Acquisition [Line Items]
Revenues														414,388
Operating loss from measure														2,257,257
cash paid						$ 486,544
Measure Global Inc [Member] | Measure Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquired percentage						100.00%
Aggregate purchase price						$ 45,000,000
Aggregate value						30,000,000
Operating loss from measure			$ 13,000,000
Aggeragate purchase price						15,000,000
cash paid						$ 5,000,000
Measure Global Inc [Member] | Measure Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares issued						5,319,145
Measure Global Inc [Member] | Measure Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Sale of Common Stock, net of issuance costs, shares						5,319,154
Aggeragate shares issued						997,338
Value of shares issued						$ 5,625,000
Value of shares issued						$ 24,375,000
Measure Global Inc [Member] | Settlement Agreement [Member]
Business Acquisition [Line Items]
Settlement			Pursuant to the Settlement Agreement, the Company released 498,669 of the 997,338 Heldback Shares to the Measure Sellers with the remaining 498,669 Heldback Shares being released from escrow and cancelled by the Company.
Sense Fly SA [Member]
Business Acquisition [Line Items]
Revenues														2,428,858
Operating loss from measure														$ 1,819,377
cash paid					$ 859,044
Sense Fly SA [Member] | Sense Fly SA Purchase Agreement [Member]
Business Acquisition [Line Items]
Legal fees																	$ 50,000
Business acquired percentage				100.00%
Aggregate purchase price				$ 21,000,000
Indemnification claims				$ 4,565,000
Aggeragate purchase price					$ 3,000,000
Aggeragate shares issued					1,927,407
Share purchase price					$ 0.001
Sense Fly SA [Member] | Sense Fly S A Waiver Agreement [Member]
Business Acquisition [Line Items]
Business acquisition payment obligation		the Company and Parrot entered into a Waiver Agreement (the “senseFly S.A. Waiver Agreement”) pursuant to which (i) Parrot agreed to waive the obligation of the Company to pay Parrot a portion of the holdback amount due on December 31, 2022 and December 31, 2023 (collectively, the “senseFly S.A. Remaining Holdback Payments”); (ii) the parties agreed to waive Parrot’s obligation to reimburse the Company for a portion of the legal costs and expenses incurred by the Company related to the filing of a registration statement in connection with the transactions contemplated by the senseFly S.A. Purchase Agreement; and (iii) upon the Company’s payment to Parrot of $2,257,500 (“the senseFly S.A. Final Purchase Price Payment,” representing 50% of the senseFly S.A. Remaining Holdback Payments less 50% of the registration statement expenses), the Company will be released from any further obligation or liability for payment of any holdback amount under the senseFly S.A. Purchase Agreement. On July 29, 2022, the Company made the senseFly S.A. Final Purchase Price Payment to Parrot in full satisfaction of its payment obligations under the senseFly S.A. Purchase Agreement and the senseFly S.A. Waiver Agreement.
Ageagle Aerial Systems Inc [Member] | Sense Fly SA Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquired percentage					100.00%
Aggregate purchase price					$ 2,000,000
Indemnification claims					$ 435,000
Sense Fly Inc [Member] | Sense Fly Inc Waiver Agreement [Member]
Business Acquisition [Line Items]
Business acquisition payment obligation		the Company, the senseFly Inc. Buyer, and Parrot Inc. entered into a Waiver Agreement (the “senseFly Inc. Waiver Agreement”) pursuant to which (i) Parrot Inc. agreed to waive the obligation of the Company and the senseFly Inc. Buyer to pay Parrot Inc. a portion of the holdback amount due on December 31, 2022 and December 31, 2023 (collectively, the “senseFly Inc. Remaining Holdback Payments”); (ii) upon the Company’s payment to Parrot Inc. of $217,500 (the “senseFly Inc. Final Purchase Price Payment,” representing 50% of the senseFly Inc. Remaining Holdback Payments), the Company and the senseFly Inc. Buyer will be released from any further obligation or liability for any remaining holdback amount under the senseFly Inc. Purchase Agreement. On July 29, 2022, the Company made the senseFly Inc. Final Purchase Price Payment to Parrot Inc. in full satisfaction of its payment obligations under the senseFly Inc. Purchase Agreement and the senseFly Inc. Waiver Agreement.
Measure Acquisition [Member] | Measure Purchase Agreement [Member]
Business Acquisition [Line Items]
Business acquisition payment obligation		the Company issued an aggregate of 5,319,145 shares of the Company’s common stock to the Sellers of Measure as part of the consideration for the acquisition, of which 997,338 shares were held back (the “Heldback Shares”) to cover post-closing indemnification claims and to satisfy any purchase price adjustments (see also disclosure above). Pursuant to the terms of the Purchase Agreement, the Heldback Shares were scheduled to be released in three tranches, on the 12-month, 18-month and 24-month anniversary of the closing date of the acquisition. The Company made a claim for indemnification against the Heldback Shares. Pursuant to the Settlement Agreement entered on August 22, 2022, the Company released all the Measure shares held in escrow along with any disputes regarding the 997,338 Heldback Shares. As a result, 498,669 of the Heldback Shares were released to the Measure Sellers with the remaining 498,669 Heldback Shares being cancelled by the Company which reduced the issued and outstanding common stock and causing an increase to stockholders’ equity of $2,812,500.

[1]	Includes goodwill impairment $41,687,871 for the Drone and SaaS reporting segments
[2]	Includes goodwill impairment $12,357,921 for the SaaS reporting segment